Shareholder Fees - TANAKA Growth Fund - Class R	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Maximum Account Fee	$ 8.00	[1]

[1]	Applies to accounts with a balance of less than $1,000. This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see Account Servicing Fee on page [11] of the Prospectus.